Financial Instrument Risk Management (Details) - Schedule of Contractual Maturities of the Company’s Financial Liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Within one year [Member]
Financial Instrument Risk Management (Details) - Schedule of Contractual Maturities of the Company’s Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 2,903,873	$ 3,184,381
Accounts payable - related party	426,637	299,936
Deferred revenue	116,679	138,889
Convertible promissory note to be settled with ordinary shares	5,799,000	4,859,000
Convertible loans	75,143	77,428
Loans payable
Silent partnerships	49,036
Lease liabilities	319,573	288,463
Intellectual property acquisition liability - related party	324,003	388,839
Total	10,013,944	9,236,936
More than one year [Member]
Financial Instrument Risk Management (Details) - Schedule of Contractual Maturities of the Company’s Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Accounts payable - related party
Deferred revenue
Convertible promissory note to be settled with ordinary shares
Convertible loans
Loans payable
Silent partnerships	981,062	1,030,166
Lease liabilities	688,672	812,910
Intellectual property acquisition liability - related party	551,561	726,977
Total	2,221,295	2,570,053
More than five years [Member]
Financial Instrument Risk Management (Details) - Schedule of Contractual Maturities of the Company’s Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Accounts payable - related party
Deferred revenue
Convertible promissory note to be settled with ordinary shares
Convertible loans
Loans payable
Silent partnerships
Lease liabilities	357,491	352,813
Intellectual property acquisition liability - related party
Total	$ 357,491	$ 352,813